Bank Loans - Schedule of Annual Maturities of Long-Term Debt (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Annual Maturities of Long-Term Debt [Abstract]
Year one	$ 655,492	$ 626,657
Year two	694,862	655,953
Year three	674,982	686,618
Year four	11,906	660,209
After Year five		11,595
Total long-term debt	$ 2,037,242	$ 2,641,032